Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Allowance for Doubtful Account

	Year ended March 31,
Allowance for doubtful account	2014	2015	2016

Balance at beginning of the year	$574	$534	$607
Provision for the year	34	216	376
Bad debt recovery	(53)	(143)	(102)
Written off during the year	(21)	—	—
Exchange difference	—	—	—
	$534	$607	$881

Schedule of Assumptions Used In Valuing Stock Options

	Year ended March 31,
	2014	2015	2016

Risk-free interest rate – weighted average	N/A	2.606%	N/A
Expected life of options – weighted average	N/A	10 years	N/A
Stock volatility	N/A	44.37%	N/A
Expected dividend yield	N/A	7.8%	N/A

Schedule of Net Loss Per Share

	Year ended March 31,
	2014	2015	2016
Net loss attributable to Deswell Industries, Inc.:
Loss from continuing operations	$(7,079)	$(2,460)	$(4,934)
Loss from discontinued operations	(411)	(348)	—
Net loss attributable to Deswell Industries, Inc.	$(7,490)	$(2,808)	$(4,934)

Basic weighted average common shares outstanding	16,186	16,056	16,056

Basic net loss per share:
Loss from continuing operations per share	$(0.43)	$(0.15)	$(0.31)
Loss from discontinued operations per share	(0.03)	(0.02)	—
Basic net loss per share	$(0.46)	$(0.17)	$(0.31)

	Year ended March 31,
	2014	2015	2016

Basic weighted average common shares outstanding	16,186	16,056	16,056
Effect of dilutive securities – Options	—	—	—
Diluted weighted average common and potential common shares outstanding	16,186	16,056	16,056

Diluted net loss per share
Loss from continuing operations per share	$(0.43)	$(0.15)	$(0.31)
Loss from discontinued operations per share	(0.03)	(0.02)	—
Diluted net loss per share	$(0.46)	$(0.17)	$(0.31)